Additional information - condensed financial statements of the Company - Balance Sheet (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	¥ 1,473,455	¥ 2,569,402	¥ 2,883,294	¥ 2,155,009
Total current assets	9,977,976	10,265,156
Investments in subsidiaries	67,656	69,022
Total assets	20,831,842	19,031,256	16,305,903
Current liabilities:
Total current liabilities	9,965,388	8,650,840
Total liabilities	14,065,713	12,569,926
Commitments and Contingencies
Shareholders' equity :
Ordinary shares(US$0.0001 par value; 500,000,000 shares authorized, 237,853,602 and 237,926,352 shares issued and outstanding as of December 31, 2016 and December 31, 2017, respectively)	176	176
Additional paid-in capital	5,651,994	5,651,557
Accumulated other comprehensive loss	(64,232)	(68,469)
Total shareholders' equity attributable to JA Solar Holdings	6,765,929	6,461,130
Total liabilities and shareholders' equity	20,831,842	19,031,256
JA Solar Holdings Co., Ltd.
Current assets:
Cash and cash equivalents	3,544	165	¥ 1,070	¥ 29,223
Total current assets	3,544	165
Investments in subsidiaries	3,755,765	3,274,607
Amount due from subsidiaries	3,038,249	3,313,761
Total assets	6,797,558	6,588,533
Current liabilities:
Accrued and other liabilities	31,629	30,285
Total current liabilities	31,629	30,285
Long-term amount due to subsidiaries		97,118
Total liabilities	31,629	127,403
Commitments and Contingencies
Shareholders' equity :
Ordinary shares(US$0.0001 par value; 500,000,000 shares authorized, 237,853,602 and 237,926,352 shares issued and outstanding as of December 31, 2016 and December 31, 2017, respectively)	176	176
Additional paid-in capital	5,651,994	5,651,557
Retained earnings	1,177,991	877,866
Accumulated other comprehensive loss	(64,232)	(68,469)
Total shareholders' equity attributable to JA Solar Holdings	6,765,929	6,461,130
Total liabilities and shareholders' equity	¥ 6,797,558	¥ 6,588,533